UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 E Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 East Financial Way,
                                         Suite 100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


Ziegler Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ISTAR FINANCIAL INC.                                                                        Agenda Number:  933973833
--------------------------------------------------------------------------------------------------------------------------
        Security:  45031U408
    Meeting Type:  Annual
    Meeting Date:  22-May-2014
          Ticker:  STARPR
            ISIN:  US45031U4085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       JAY SUGARMAN                                              Mgmt          For                            For
       ROBERT W. HOLMAN, JR.                                     Mgmt          For                            For
       ROBIN JOSEPHS                                             Mgmt          For                            For
       JOHN G. MCDONALD                                          Mgmt          For                            For
       DALE ANNE REISS                                           Mgmt          For                            For
       BARRY W. RIDINGS                                          Mgmt          For                            For

2      RESOLUTION TO APPROVE THE ISTAR FINANCIAL                 Mgmt          For                            For
       INC. 2013 PERFORMANCE INCENTIVE PLAN.

3      RESOLUTION TO APPROVE AMENDMENT OF THE                    Mgmt          For                            For
       ISTAR FINANCIAL INC. 2009 LONG-TERM
       INCENTIVE PLAN.

4      RATIFICATION OF THE APPOINTMENT OF                        Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2014.

5      A RESOLUTION TO APPROVE, ON A NON-BINDING,                Mgmt          For                            For
       ADVISORY BASIS, EXECUTIVE COMPENSATION OF
       THE COMPANY'S NAMED EXECUTIVE OFFICERS AND
       OTHER NAMED OFFICERS, AS DISCLOSED IN THE
       PROXY STATEMENT.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E. Kashmerick
Name                 Christopher E. Kashmerick
Title                President
Date                 08/04/2014